Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	February 11, 2017 - March 31, 2017
Distribution Date	04/17/17
Transaction Month	1
30/360 Days	16
Actual/360 Days	19

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$294,000,000.00	1.0000000	$218,009,559.94	0.7415291	$75,990,440.06
Class A-2-A Notes	$294,730,000.00	1.0000000	$294,730,000.00	1.0000000	$-
Class A-2-B Notes	$105,270,000.00	1.0000000	$105,270,000.00	1.0000000	$-
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$1,210,400,000.00	1.0000000	$1,134,409,559.94	0.9372187	$75,990,440.06

Weighted Avg. Coupon (WAC)	3.31%		3.30%
Weighted Avg. Remaining Maturity (WARM)	57.31		55.76
Pool Receivables Balance	$1,297,276,907.15		$1,224,193,662.93
Remaining Number of Receivables	71,274		69,232

Adjusted Pool Balance	$1,241,432,654.96		$1,171,643,642.15

III. COLLECTIONS

Principal:
Principal Collections	$72,891,164.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$70,003.62
Total Principal Collections	$72,961,167.69

Interest:
Interest Collections	$5,689,201.22
Late Fees & Other Charges	$70,392.27
Interest on Repurchase Principal	$-
Total Interest Collections	$5,759,593.49

Collection Account Interest	$3,665.11
Reserve Account Interest	$153.27
Servicer Advances	$-

Total Collections	$78,724,579.56

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Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	February 11, 2017 - March 31, 2017
Distribution Date	04/17/17
Transaction Month	1
30/360 Days	16
Actual/360 Days	19

IV. DISTRIBUTIONS

Total Collections	$78,724,579.56
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$78,724,579.56

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$1,801,773.48	$-	$1,801,773.48	1,801,773.48
	Collection Account Interest					$3,665.11
	Late Fees & Other Charges					$70,392.27
Total due to Servicer						$1,875,830.86

2.	Class A Noteholders Interest:
	Class A-1 Notes		$170,683.33		$170,683.33
	Class A-2-A Notes		$193,866.84		$193,866.84
	Class A-2-B Notes		$57,951.54		$57,951.54
	Class A-3 Notes		$288,194.13		$288,194.13
	Class A-4 Notes		$82,085.91		$82,085.91

	Total Class A interest:		$792,781.75		$792,781.75	792,781.75

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$23,641.33		$23,641.33	23,641.33

5.	Second Priority Principal Distribution:		$1,506,357.85		$1,506,357.85	1,506,357.85

6.	Class C Noteholders Interest:		$41,885.56		$41,885.56	41,885.56

	Available Funds Remaining:					$74,484,082.21

7.	Regular Principal Distribution Amount:					74,484,082.21

			Distributable Amount		Paid Amount
	Class A-1 Notes				$75,990,440.06
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$80,965,068.12		$75,990,440.06
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$80,965,068.12		$75,990,440.06

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$55,844,252.19
Beginning Period Amount	$55,844,252.19
Current Period Amortization	$3,294,231.41
Ending Period Required Amount	$52,550,020.78
Ending Period Amount	$52,550,020.78
Next Distribution Date Required Amount	$50,667,371.66

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Hyundai Auto Receivables Trust 2017-A

Monthly Servicing Report

Collection Period	February 11, 2017 - March 31, 2017
Distribution Date	04/17/17
Transaction Month	1
30/360 Days	16
Actual/360 Days	19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$31,032,654.96	$37,234,082.21	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	2.50%	3.00%	3.40%
Overcollateralization as a % of Current Adjusted Pool	2.50%	3.18%	3.60%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.59%	68,949	99.58%	$1,219,004,998.93
30 - 60 Days	0.35%	239	0.35%	$4,276,192.72
61 - 90 Days	0.06%	44	0.07%	$912,471.28
91-120 Days	0.00%	0	0.00%	$-
121 + Days	0.00%	0	0.00%	$-
Total		69,232		$1,224,193,662.93

Delinquent Receivables 30+ Days Past Due
Current Period	0.41%	283	0.42%	$5,188,664.00
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average	0.41%		0.42%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.07%
Delinquency Percentage exceeds Delinquency Trigger (Y/N)			No

Repossession in Current Period		15		$303,884.71
Repossession Inventory		14		$286,609.31

Current Charge-Offs
Gross Principal of Charge-Offs				$192,080.15
Recoveries				$(70,003.62)
Net Loss				$122,076.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.11%

Average Pool Balance for Current Period				$1,260,735,285.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.12%
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average				0.12%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		38	38	$192,080.15
Recoveries		14	14	$(70,003.62)
Net Loss				$122,076.53
Cumulative Net Loss as a % of Initial Pool Balance				0.01%

Net Loss for Receivables that have experienced a Net Loss *		31	31	$192,080.15
Average Net Loss for Receivables that have experienced a Net Loss				$6,196.13

Principal Balance of Extensions				$1,707,170.60
Number of Extensions				99

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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